Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable [Abstract]
Schedule of accounts receivable
	December 31,	December 31,
	2018	2017
Accounts receivable	$25,041,576	$10,406,602
Less: allowance for doubtful accounts	(2,379,982)	(676,977)
	$22,661,594	$9,729,625